CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Class A Ordinary shares	Class A	Class B Ordinary shares	Class B	Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive income (loss)	Total
Beginning balance at Mar. 31, 2022	$ 2,082		$ 118		$ 4,518,618	$ 140,341	$ 4,851,078	$ 340,754	$ 9,852,991
Beginning balance (in shares) at Mar. 31, 2022	20,822,675		1,177,325
Capital contribution by shareholders					828,056				828,056
Net income							4,904,550		4,904,550
Appropriation to statutory reserve						352,651	(352,651)
Foreign currency translation adjustment								(765,836)	(765,836)
Ending balance at Mar. 31, 2023	$ 2,082		$ 118		5,346,674	492,992	9,402,977	(425,082)	$ 14,819,761
Ending balance (in shares) at Mar. 31, 2023	20,822,675	20,822,675	1,177,325	1,177,325					22,000,000
Net income							4,565,968		$ 4,565,968
Appropriation to statutory reserve						248,592	(248,592)
Foreign currency translation adjustment								(751,042)	(751,042)
Ending balance at Mar. 31, 2024	$ 2,082		$ 118		5,346,674	741,584	13,720,353	(1,176,124)	$ 18,634,687
Ending balance (in shares) at Mar. 31, 2024	20,822,675	20,822,675	1,177,325	1,177,325					22,000,000
Ordinary shares issued in the initial public offering	$ 144				5,073,422				$ 5,073,566
Ordinary shares issued in the initial public offering (in shares)	1,437,500
Net income							4,021,848		4,021,848
Appropriation to statutory reserve						166,630	(166,630)
Foreign currency translation adjustment								(108,205)	(108,205)
Ending balance at Mar. 31, 2025	$ 2,226		$ 118		$ 10,420,096	$ 908,214	$ 17,575,571	$ (1,284,329)	$ 27,621,896
Ending balance (in shares) at Mar. 31, 2025	22,260,175	22,260,175	1,177,325	1,177,325					23,437,500